Consolidated Statements of Changes in Members' Deficit - USD ($)	Total	Class A common stock	Class B common stock	Cumulative Effect, Period of Adoption, Adjustment	Common Stock Class A common stock	Common Stock Class B common stock	Common Stock Class C common stock	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital	AOCI Attributable to Parent	Noncontrolling Interests	DiscoverOrg Holdings	DiscoverOrg Holdings Cumulative Effect, Period of Adoption, Adjustment	DiscoverOrg Holdings Retained Earnings	DiscoverOrg Holdings AOCI Attributable to Parent	Pre-Acquisition ZI
Beginning balance, Stockholders' Equity at Dec. 31, 2017													$ (29,800,000)		$ (29,800,000)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(28,600,000)		(28,600,000)
Member distributions													(93,400,000)		(93,400,000)
Other comprehensive income (loss)													0
Equity-based compensation													32,700,000		32,700,000
Ending balance, Stockholders' Equity at Dec. 31, 2018	$ (119,100,000)			$ (1,800,000)				$ (119,100,000)	$ (1,800,000)		$ 0		(119,100,000)	$ (1,800,000)	(119,100,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Net loss	$ (40,200,000)							(40,200,000)
Member distributions	(6,100,000)							(6,100,000)
Equity-based compensation	5,600,000							5,600,000
Ending balance, Stockholders' Equity at Mar. 31, 2019	(161,600,000)							(161,600,000)			0
Beginning balance, Stockholders' Equity at Dec. 31, 2018	(119,100,000)			(1,800,000)				(119,100,000)	(1,800,000)		0		(119,100,000)	(1,800,000)	(119,100,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(72,500,000)
Other comprehensive income (loss)	(7,200,000)
Net income (loss) prior to Reorganization Transactions	72,500,000
Ending balance, Stockholders' Equity at Sep. 30, 2019	(217,200,000)							(210,000,000.0)			(7,200,000)
Beginning balance, Stockholders' Equity at Dec. 31, 2018	(119,100,000)			$ (1,800,000)				(119,100,000)	$ (1,800,000)		0		(119,100,000)	$ (1,800,000)	(119,100,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(78,000,000.0)		(78,000,000.0)
Member distributions													(16,500,000)		(16,500,000)
Other comprehensive income (loss)													(6,000,000.0)		0	(6,000,000.0)
Equity-based compensation													25,100,000		25,100,000
Cash paid for unit repurchases													(11,900,000)		(11,900,000)
Accrued unit repurchases													(5,600,000)		(5,600,000)
Ending balance, Stockholders' Equity (in shares) at Dec. 31, 2019		0	100		0	0	0
Ending balance, Members' Deficit at Dec. 31, 2019	(213,800,000)																$ (207,800,000)
Ending balance, Stockholders' Equity at Dec. 31, 2019	(213,800,000)				$ 0	$ 0	$ 0	0		$ 0	(6,000,000.0)	$ 0	(213,800,000)		(207,800,000)	(6,000,000.0)	1
Beginning balance, Stockholders' Equity at Mar. 31, 2019	(161,600,000)							(161,600,000)			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,900,000)							(19,900,000)
Member distributions	(7,300,000)							(7,300,000)
Other comprehensive income (loss)	(5,900,000)										(5,900,000)
Equity-based compensation	5,900,000							5,900,000
Accrued unit repurchases	(11,900,000)							(11,900,000)
Ending balance, Stockholders' Equity at Jun. 30, 2019	(200,700,000)							(194,800,000)			(5,900,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(12,400,000)							(12,400,000)
Member distributions	(3,100,000)							(3,100,000)
Other comprehensive income (loss)	(1,300,000)										(1,300,000)
Equity-based compensation	5,500,000							5,500,000
Net income (loss) prior to Reorganization Transactions	12,400,000
Accrued unit repurchases	(5,200,000)							(5,200,000)
Ending balance, Stockholders' Equity at Sep. 30, 2019	(217,200,000)							(210,000,000.0)			(7,200,000)
Beginning balance, Stockholders' Equity at Dec. 31, 2019	(213,800,000)				$ 0	$ 0	$ 0	0		0	(6,000,000.0)	0	(213,800,000)		(207,800,000)	(6,000,000.0)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,900,000)																(5,900,000)
Member distributions	(5,000,000.0)																(5,000,000.0)
Other comprehensive income (loss)	(6,700,000)										(6,700,000)
Equity-based compensation	11,300,000																11,300,000
Ending balance, Stockholders' Equity (in shares) at Mar. 31, 2020					0	0	0
Ending balance, Members' Deficit at Mar. 31, 2020																	(207,400,000)
Ending balance, Stockholders' Equity at Mar. 31, 2020	(220,100,000)				$ 0	$ 0	$ 0	0		0	(12,700,000)	0
Beginning balance, Members' Deficit at Dec. 31, 2019	(213,800,000)																(207,800,000)
Beginning balance, Stockholders' Equity at Dec. 31, 2019	(213,800,000)				$ 0	$ 0	$ 0	0		0	(6,000,000.0)	0	$ (213,800,000)		$ (207,800,000)	$ (6,000,000.0)	1
Beginning balance, Stockholders' Equity (in shares) at Dec. 31, 2019		0	100		0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(72,700,000)
Other comprehensive income (loss)	(4,100,000)
Net income (loss) prior to Reorganization Transactions	5,100,000
Ending balance, Stockholders' Equity (in shares) at Sep. 30, 2020					69,173,426	228,491,601	91,582,353
Ending balance, Members' Deficit at Sep. 30, 2020																	0
Ending balance, Stockholders' Equity at Sep. 30, 2020	820,500,000				$ 700,000	$ 2,300,000	$ 900,000	(29,500,000)		402,100,000	(2,900,000)	446,900,000
Beginning balance, Members' Deficit at Mar. 31, 2020																	(207,400,000)
Beginning balance, Stockholders' Equity at Mar. 31, 2020	(220,100,000)				$ 0	$ 0	$ 0	0		0	(12,700,000)	0
Beginning balance, Stockholders' Equity (in shares) at Mar. 31, 2020					0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(1,800,000)																(1,800,000)
Net income (loss) prior to Reorganization Transactions	800,000																800,000
Other comprehensive loss prior to Reorganization Transactions and IPO	(1,000,000.0)										(1,000,000.0)
Equity-based compensation prior to Reorganization Transactions	4,500,000																4,500,000
Initial effect of the Reorganization Transactions and IPO on noncontrolling interests (in shares)						242,414,027	98,381,656
Initial effect of the Reorganization Transactions and IPO on noncontrolling interests						$ 2,400,000	$ 1,000,000.0			(628,100,000)	8,400,000	412,400,000					203,900,000
Issuance of Class A common stock in IPO, net of costs (in shares)					48,528,783
Issuance of Class A common stock in IPO, net of costs	1,016,600,000				$ 500,000					1,016,100,000
Purchases of ZoomInfo OpCo units in connection with IPO (in shares)					2,370,948	(2,370,948)
Purchases of ZoomInfo OpCo units in connection with IPO	47,200,000									47,200,000
Purchases of Class C units in connection with IPO (in shares)					275,269		(275,269)
Purchases of Class C units in connection with IPO	5,500,000									5,500,000
Opco Units exchanged into Class A shares (in shares)					878,984	(878,984)
Opco Units exchanged into Class A shares	0
Forfeitures / cancellations (in shares)					59,693	10,882
Forfeitures / cancellations	0
Series A Preferred Unit redemption accretion	74,000,000.0									74,000,000.0
Increase in deferred tax asset from step-up in tax basis under TRA related to unit exchanges	126,300,000									82,000,000.0	1,400,000	42,900,000
Net income subsequent to Reorganization Transactions	(78,700,000)							(34,400,000)				(44,300,000)
Other comprehensive loss subsequent to Reorganization Transactions and IPO	3,400,000										1,100,000	2,300,000
Equity-based compensation subsequent to Reorganization Transactions	60,000,000.0									23,100,000		36,900,000
Ending balance, Stockholders' Equity (in shares) at Jun. 30, 2020					51,994,291	239,153,213	98,106,387
Ending balance, Members' Deficit at Jun. 30, 2020																	0
Ending balance, Stockholders' Equity at Jun. 30, 2020	783,300,000				$ 500,000	$ 2,400,000	$ 1,000,000.0	(34,400,000)		366,400,000	(2,800,000)	450,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	11,100,000							4,900,000				6,200,000
Other comprehensive income (loss)	200,000										100,000	100,000
Equity-based compensation	28,400,000									11,700,000		16,700,000
Net income (loss) prior to Reorganization Transactions	0
Forfeitures / cancellations (in shares)						6,511
Forfeitures / cancellations	0
Series A Preferred Unit redemption accretion										74,000,000.0
Stockholders' Equity, Increase (Decrease) in Shares due to Exchange					17,179,135	(10,655,101)	(6,524,034)
Exchanges	0				$ 200,000	$ (100,000)	$ (100,000)			19,300,000	(200,000)	(19,100,000)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	7,200,000											7,200,000
Tax receivable agreement adjustments	4,700,000									4,700,000		0
Ending balance, Stockholders' Equity (in shares) at Sep. 30, 2020					69,173,426	228,491,601	91,582,353
Ending balance, Members' Deficit at Sep. 30, 2020																	$ 0
Ending balance, Stockholders' Equity at Sep. 30, 2020	$ 820,500,000				$ 700,000	$ 2,300,000	$ 900,000	$ (29,500,000)		$ 402,100,000	$ (2,900,000)	$ 446,900,000